united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22131

Miller Investment Trust

(Exact name of registrant as specified in charter)

20 William Street Wellesley, MA 02481

(Address of principal executive offices) (Zip code)

Gemini Fund Services, LLC., 80 Arkay Drive Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 10/31

Date of reporting period: 4/30/16

Item 1. Reports to Stockholders.

Miller Convertible Bond Fund
Miller Convertible Plus Fund
Miller Intermediate Bond Fund

Semi-Annual Report

April 30, 2016

1-877- 441- 4434
www.TheMillerFamilyOfFunds.com

INVESTMENT ADVISOR
Wellesley Investment Advisors, Inc.
The Wellesley Office Park
20 William Street
Wellesley, MA 02481
781-416-4000

This report and the financial statements contained herein are submitted for the general information of shareholders and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein contained is to be considered an offer of sale or solicitation of an offer to buy shares of Miller Funds. Such offering is made only by prospectus, which includes details as to offering price and other material information.

Distributed by Northern Lights Distributors, LLC. Member FINRA

Dear Shareholder,

Results were mixed for the Miller Family of Funds over the last six months. While the Miller Intermediate Bond Fund had positive returns, the Miller Convertible Bond Fund and the Miller Convertible Plus Fund had negative returns. However, all classes of the Miller Family of Funds have had positive returns since their inception dates. Our funds’ performance for the six months ending April 30, 2016 and since inception is as follows:

	Six Months Ended	Annualized Since
Miller Convertible Bond Fund	April 30, 2016	Inception
A shares (MCFAX.LW)	-.26%	5.71% (12/27/07)
I shares (MCIFX)	-.06%	6.29% (12/27/07)
C shares (MCFCX)	-.60%	6.43% (12/01/09)

		Annualized Since
Miller Convertible Plus Fund		Inception
A shares (MCPAX)	-.16%	4.26% (12/31/14)
I shares (MCPIX)	-.05%	4.43% (12/31/14)
C shares (MCCCX)	-.56%	3.41% (12/31/14)

		Annualized Since
Miller Intermediate Bond Fund		Inception
A shares (MIFAX)	1.27%	3.86% (12/31/14)
I shares (MIFIX)	1.40%	4.02% (12/31/14)
C shares (MIFCX)	.88%	3.53% (12/31/14)

The funds’ total assets under management for the period ended April 30, 2016 were as follows:

Miller Convertible Bond Fund	$746,066,113
Miller Convertible Plus Fund	$42,461,909
Miller Intermediate Bond Fund	$48,080,236

Convertible Market Review

Over the last six months ending on April 30th, the Bank of America/Merrill Lynch All Convertibles ex Mandatory Index (V0A0) was down 3.58%, while the Barclays US Aggregate Bond Index and S&P 500 Total Return Index were up 2.82% and .43% respectively. Convertible performance was helped by an increase in volatility and lower interest rates across the yield curve. However, these factors were more than offset by the performance of the underlying equities and wider credit spreads. Note the following definitions:

●	The Bank of America/Merrill Lynch All Convertibles ex Mandatory Index (V0A0) Index represents all US convertibles, excluding mandatory convertibles, small issues and bankruptcies.

●	The Barclays US Aggregate Bond Index represents most investment grade bonds traded in the United States.

●	The S&P 500 Total Return Index is a cap-weighted index of 500 common stocks and is regarded as a leading proxy for the US stock market.

●	A credit spread is the difference in yield between a U.S. Treasury bond and a debt security with the same maturity but of lesser quality.

An investor comparing October 2015 closing convertible prices to April 2016 closing convertible prices would have thought that the six months were relatively uneventful. However, the credit and equity markets were very volatile, specifically in the first six weeks of 2016. The S&P 500 traded down 14% from its November highs, but closed the six months very close to where it started. Similarly, high yield credit spreads widened from 500 basis points to over 800 basis points before settling in at 600 basis points. The negative impact of equity prices and widening credit spreads were only partially offset by lower Treasury yields.

Miller Convertible Bond Fund

The Miller Convertible Bond Fund outperformed the V0A0 Index by over 300 basis points, but underperformed the Barclays Aggregate Bond Index and the S&P 500 Total Return Index for the six months ending April 30, 2016. The fund was conservatively positioned and as such had large underweight allocations to speculative grade convertibles and technology convertibles; both of which contributed to the fund’s large outperformance versus the V0A0 Index. Investment grade bonds outperformed high yield, leading to the fund’s underperformance versus the Barclays Aggregate Bond Index. Large cap stocks outperformed small cap stocks leading to the fund’s underperformance versus the S&P 500 Total Return Index.

The fund established a new position in specialty finance company, PRA Group, which produced a 25% return. Likewise, a position in the infrastructure construction company, Dycom Industries, resulted in gains of over 20%. On the negative side, we sold our position in biotech company, United Therapeutics, resulting in a 28% loss during the period.

The fund remains well diversified with over 75 positions with the largest position accounting for only four percent of assets. However, as can be seen by the returns of individual securities highlighted above, the fund is not immune to volatility. To this point, the largest drawdown in the quarter was 10.76%.

Miller Convertible Plus Fund

The results of the Miller Convertible Plus Fund were very similar to the Miller Convertible Bond Fund. This is interesting because the Plus Fund employs leverage by borrowing capital to purchase additional securities. The fund’s underweight positions in speculative grade convertibles and technology convertibles were similar to those of the Miller Convertible Bond Fund. While these positions led to outperformance versus the index, the fund’s overweight position in industrials detracted from performance versus the index. The fund did have some exposure to speculative grade convertibles and small cap stocks leading to underperformance versus the Barclays Aggregate Bond Index and the S&P 500 Total Return Index.

The fund’s exposure to energy services cut both ways during the last six months. The fund established a new position in Helix Energy which resulted in a 40% gain. The fund added to its position in Seacor Holdings which produced a 34% gain. However, the fund’s existing position in Hornbeck Offshore Services lost 16% during the time period.

The fund is diversified with 44 positions, the largest being General Electric which accounts for four percent of the fund’s assets. However, as can be seen by the returns of individual securities highlighted above, the fund is not immune to volatility. To this point, the largest drawdown in the quarter was 14.94%.

Miller Intermediate Bond Fund

During the period, the Miller Intermediate Bond Fund was the best performing fund in the Miller Family due to its allocation to Treasuries (35%) and straight debt (13%); both of which had positive returns in the six months. These allocations helped the fund outperform both the S&P 500 Total Return Index and the V0A0 Index. The fund’s allocation to convertibles led to underperformance versus the Barclays Aggregate Bond Index.

The fund added to its position in Seacor Holdings leading to a 39% gain during the six month period. In addition, the fund took advantage of strength in Horizon Pharmaceuticals and sold its position for a 16% gain. The fund’s largest losses occurred in LinkedIn (-16%) and specialty finance company, Encore Capital Group (-11%).

The fund is well diversified with 69 positions and the largest position accounting for only four percent of assets. Though the fund had individual positions with volatile returns, large allocations to Treasuries and straight debt helped dampen the volatility of returns. As a result, the fund’s largest drawdown for the six months was only 4.55%. With the fund’s allocations to non-convertible debt, it is not surprising that 77% of the returns came from income, while 23% of the returns came from capital gains.

Convertible Bond Strategy Review

We remain committed to the same strategy we have utilized since our company was founded in 1991. It is important to note that we do not change our investment strategy regardless of what the current investment climate is. When investing in convertibles we only buy convertible bonds and notes (no convertible preferreds, mandatory preferreds, or other convertible structures) which typically offer the return of the majority of principal within seven years of issuance. Before making an investment, we perform a thorough analysis of a company’s balance sheet and income statement. We seek to invest in profitable companies and we avoid companies that have unsafe debt loads. While we usually invest with the idea of holding bonds until the next liquidity date (maturity, put or call), we consider selling or reducing our exposure if one of the following scenarios occur:

●	An issuer’s credit quality deteriorates

●	The bond loses its favorable risk/reward characteristics due to price appreciation

●	We perceive an opportunity to increase portfolio diversification

●	We believe more attractive investments are available.

Because one of our key risk management practices involves careful limits on prices we pay, we tend not to purchase convertibles that trade at prices substantially above par and thus have significantly negative yields to the next liquidity date. This discipline often results in the elimination of some of the most equity-sensitive convertibles. As a result, our performance tends to lag broader equity indices in rising markets but seeks to decline less in falling stock markets. Our holdings span the convertible market, from investment-grade to small-cap, with a broad distribution of industries represented. Many of our rated convertible bonds are investment grade and a large percentage of the bonds are not rated.

New Issuance

The new issue market remained relatively quiet over the last six months due to market volatility. Only $6 billion of new paper came to the market in that time period. Some of the new issues that met our criteria were convertible bonds issued by:

●	Aceto Corp, a distributor of industrial chemicals used in the agricultural, pharmaceutical, and surface coating industries

●	Inphi Corp, a provider of high-speed analog semiconductor solutions for the communications and computing markets

●	Vitamin Shoppe, a retail store that sells vitamins, herbs, supplements, sports nutrition, and health and wellness products.

Potential catalysts for an uptick in convertible issuance include increased merger and acquisition activity, higher interest rates and a return to calmer markets.

As we look ahead, we continue to believe that a balanced portfolio of convertible bonds offers investors the best of both worlds: upside participation to improving equity markets and capital preservation should the equity markets correct. As always,we thank you for your confidence and trust in our management.

Sincerely,

Greg Miller, Co-Portfolio Manager
Michael Miller, Co-Portfolio Manager

7463-NLD-6/23/2016

Miller Convertible Bond Fund

PORTFOLIO REVIEW (Unaudited)

Since Inception through April 30, 2016

Annualized Total Returns as of April 30, 2016
				Since	Since
	Six			Inception*	Inception**
	Months+	One Year	Five Year	(Class A and I)	(Class C)
Miller Convertible Bond Fund:
Class A, without sales charge	(0.26)%	(2.98)%	4.04%	5.70%	—
Class A, with sales charge of 5.75%	(5.99)%	(8.56)%	2.81%	4.95%	—
Class I	(0.06)%	(2.52)%	4.57%	6.29%	—
Class C	(0.60)%	(3.48)%	3.53%	—	6.42%
Barclays Aggregate Bond Index	2.82%	2.72%	3.60%	4.58%	3.87%

*	Class A and Class I shares commenced operations on December 27, 2007.

**	Class C shares commenced operations on December 1, 2009.

+	Not Annualized.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated February 26, 2016, including underlying funds, are 1.44%, 0.94%, and 1.94% for Class A shares, Class I shares, and Class C shares, respectively. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-877-441-4434.

Miller Convertible Plus Fund

PORTFOLIO REVIEW (Unaudited)

Since Inception through April 30, 2016

Annualized Total Returns as of April 30, 2016
			Since
	Six Months+	One Year	Inception*
Miller Convertible Plus Fund:
Class A, without sales charge	(0.16)%	(5.05)%	4.26%
Class A, with sales charge of 5.75%	(5.90)%	(10.52)%	(0.28)%
Class I	(0.05)%	(4.86)%	4.43%
Class C	(0.56)%	(5.84)%	3.41%
Barclays Aggregate Bond Index	2.82%	2.72%	2.99%

*	Class A, Class I and Class C shares commenced operations on December 31, 2014.

+	Not Annualized.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated February 26, 2016, including underlying funds, are 4.58%, 4.33%, and 5.33% for Class A shares, Class I shares, and Class C shares, respectively. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-877-441-4434.

Miller Intermediate Bond Fund

PORTFOLIO REVIEW (Unaudited)

Since Inception through April 30, 2016

Annualized Total Returns as of April 30, 2016
			Since
	Six Months+	One Year	Inception*
Miller Intermediate Bond Fund:
Class A, without sales charge	1.27%	(0.11)%	3.86%
Class A, with sales charge of 5.75%	(4.54)%	(5.83)%	(0.69)%
Class I	1.40%	0.05%	4.02%
Class C	0.88%	(0.52)%	3.53%
Barclays Aggregate Bond Index	2.82%	2.72%	2.99%

*	Class A, Class I and Class C shares commenced operations on December 31, 2014.

+	Not Annualized.

The Barclays Aggregate Bond Index is an unmanaged index which represents the U.S. investment-grade fixed-rate bond market (including government and corporate securities, mortgage pass-through securities and asset-backed securities). Investors cannot invest directly in an index or benchmark.

Past performance is not predictive of future results. The investment return and principal value of an investment will fluctuate. An investor’s shares, when redeemed, may be worth more or less than the original cost. Total return is calculated assuming reinvestment of all dividends and distributions. Total returns would have been lower had the adviser not waived its fees and reimbursed a portion of the Fund’s expenses. The Fund’s total gross annual operating expenses, per its prospectus dated February 26, 2016, including underlying funds, are 2.05%, 1.80%, and 2.80% for Class A shares, Class I shares, and Class C shares, respectively. The graph does not reflect the deduction of taxes that a shareholder would have to pay on fund distributions or the redemption of the fund shares. For performance information current to the most recent month-end, please call 1-877-441-4434.

Miller Convertible Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 93.66%
APPAREL - 1.02%
Iconix Brand Group, Inc.	$10,000,000	1.5000	3/15/2018	$7,618,750

AUTO MANUFACTURERS - 2.69%
General Motors Co. - Societe Generale SA Synthetic	14,500,000	0.0000	11/16/2021	13,843,150
General Motors Co. - Societe Generale SA Synthetic	6,500,000	0.0000	11/16/2021	6,205,550
				20,048,700
BIOTECHNOLOGY - 5.17%
Ani Pharmaceuticals, Inc.	22,000,000	3.0000	12/1/2019	22,137,500
Emergent Biosolutions, Inc.	12,000,000	2.8750	1/15/2021	16,447,500
				38,585,000
CHEMICALS - 2.64%
Aceto Corp. - 144A	21,000,000	2.0000	11/1/2020	19,687,500

COMMERCIAL SERVICES - 0.55%
Carriage Services, Inc.	1,000,000	2.7500	3/15/2021	1,201,250
Huron Consulting Group, Inc.	3,000,000	1.2500	10/1/2019	2,900,625
				4,101,875
COMPUTERS - 5.71%
Apple, Inc. - Wells Fargo & Co. Synthetic	7,000,000	0.0000	1/24/2020	7,372,400
Brocade Communications Systems, Inc. - 144A	7,000,000	1.3750	1/1/2020	6,811,875
Electronics For Imaging, Inc.	17,000,000	0.7500	9/1/2019	17,456,875
Intel Corp. - Wells Fargo & Co. Synthetic	10,000,000	0.0000	6/5/2020	10,943,000
				42,584,150
DIVERSIFIED FINANCIAL SERVICES - 2.10%
BGC Partners, Inc.	2,000,000	4.5000	7/15/2016	2,025,000
Encore Capital Group, Inc.	6,500,000	2.8750	3/15/2021	4,996,875
Portfolio Recovery Associates	10,000,000	3.0000	8/1/2020	8,637,500
				15,659,375
ELECTRICAL COMPONENTS & EQUIPMENT - 0.21%
SunPower Corp.	2,000,000	0.8750	6/1/2021	1,603,750

ELECTRONICS - 2.65%
TTM Technologies, Inc.	22,000,000	1.7500	12/15/2020	19,745,000

ENERGY-ALTERNATE SOURCES - 1.58%
Renewable Energy Group, Inc.	13,000,000	2.7500	6/15/2019	11,773,125

ENGINEERING & CONSTRUCTION - 1.52%
Dycom Industries, Inc. - 144A	11,000,000	0.7500	9/15/2021	11,357,500

FOREST PRODUCTS & PAPER - 1.63%
International Paper Co. - Wells Fargo & Co. Synthetic	13,000,000	0.0000	6/10/2020	12,197,900

HEALTHCARE-PRODUCTS - 1.44%
Trinity Biotech Investment Ltd.	12,000,000	4.0000	4/1/2045	10,777,500

HOLDING COMPANIES-DIVERSIFIED - 2.53%
RWT Holdings, Inc.	20,000,000	5.6250	11/15/2019	18,887,500

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value

HOME BUILDERS - 10.79%
CalAtlantic Group Inc.	$1,000,000	0.2500	6/1/2019	$905,000
KB Home	12,000,000	1.3750	2/1/2019	11,572,500
LGI Homes, Inc.	21,000,000	4.2500	11/15/2019	29,531,250
M/I Homes, Inc.	15,000,000	3.0000	3/1/2018	14,709,375
Meritage Homes Corp.	11,000,000	1.8750	9/15/2032	10,903,750
Toll Brothers Finance Corp.	13,000,000	0.5000	9/15/2032	12,910,625
				80,532,500
INSURANCE - 0.11%
HCI Group, Inc.	1,000,000	3.8750	3/15/2019	851,875

INTERNET - 3.31%
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	2,000,000	0.0000	2/19/2021	2,116,560
Google, Inc. - UBS AG Synthetic	12,000,000	0.0000	2/15/2021	12,210,000
LinkedIn Corp.	10,000,000	0.5000	11/1/2019	9,387,500
Yahoo!, Inc.	1,000,000	0.0000	12/1/2018	1,010,000
				24,724,060
INVESTMENT COMPANIES - 0.94%
BlackRock Capital Investment Corp	1,000,000	5.5000	2/15/2018	1,035,625
New Mountain Finance Corp.	4,000,000	5.0000	6/15/2019	3,920,000
TCP Capital Corp.	1,000,000	5.2500	12/15/2019	1,000,625
TPG Specialty Lending, Inc.	1,000,000	4.5000	12/15/2019	1,009,375
				6,965,625
MACHINERY - DIVERSIFIED - 0.37%
Chart Industries, Inc.	3,000,000	2.0000	8/1/2018	2,769,375

MISCELLANEOUS MANUFACTURING - 3.27%
General Electric Co. - Barclays Bank PLC Synthetic	21,000,000	0.0000	8/18/2021	23,297,400
Trinity Industries, Inc.	1,000,000	3.8750	6/1/1936	1,096,875
				24,394,275
OIL & GAS SERVICES - 3.66%
Helix Energy Solutions Group, Inc.	9,000,000	3.2500	3/15/2032	8,330,625
Newpark Resources, Inc.	5,000,000	4.0000	10/1/2017	4,556,250
SEACOR Holdings, Inc.	17,000,000	3.0000	11/15/2028	14,418,125
				27,305,000
PHARMACEUTICALS - 5.62%
Impax Laboratories, Inc. - 144A	21,000,000	2.0000	6/15/2022	19,543,125
Jazz Investments, Ltd.	20,000,000	1.8750	8/15/2021	22,350,000
				41,893,125
REAL ESTATE - 1.30%
Forestar Group, Inc.	11,000,000	3.7500	3/1/2020	9,686,875

REIT - 10.44%
Apollo Commercial Real Estate Finance, Inc.	13,000,000	5.5000	3/15/2019	13,195,065
Blackstone Mortgage Trust, Inc.	10,000,000	5.2500	12/1/2018	10,568,750
Colony Capital, Inc.	21,000,000	3.8750	1/15/2021	19,425,000
National Health Investors, Inc	1,000,000	3.2500	4/1/2021	1,050,000
PennyMac Corp.	15,500,000	5.3750	5/1/2020	14,347,188
Resource Capital Corp.	4,000,000	6.0000	12/1/2018	3,762,500
Resource Capital Corp.	16,000,000	8.0000	1/15/2020	15,530,000
				77,878,503
RETAIL - 1.90%
Restoration Hardware Holding - 144A	9,000,000	0.0000	6/15/2019	7,458,750
Vitamin Shoppe Inc. - 144A	7,000,000	2.2500	12/1/2020	6,676,250
				14,135,000

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value

SEMICONDUCTORS - 5.37%
Inphi Corp. - 144A	$3,000,000	1.1250	12/1/2020	$3,114,375
Integrated Device Technology - 144A	18,000,000	0.8750	11/15/2022	16,863,750
ON Semiconductor Corp. - 144A	22,000,000	1.0000	12/1/2020	20,061,250
				40,039,375
SOFTWARE - 4.63%
Akamai Technologies, Inc.	2,000,000	0.0000	2/15/2019	1,935,010
BroadSoft, Inc.	1,000,000	1.5000	7/1/2018	1,128,750
BroadSoft, Inc. - 144A	1,000,000	1.0000	9/1/2022	1,185,000
Medidata Solutions Inc	1,000,000	1.0000	8/1/2018	1,056,875
Synchronoss Technologies, Inc.	17,000,000	0.7500	8/15/2019	16,617,500
Verint Systems, Inc.	14,000,000	1.5000	6/1/2021	12,652,500
				34,575,635
TELECOMMUNICATIONS - 4.23%
CalAmp Corp. - 144A	21,000,000	1.6250	5/15/2020	19,149,375
Finisar Corp.	13,000,000	0.5000	12/15/2033	12,423,125
				31,572,500
TRANSPORTATION - 6.13%
Atlas Air Worldwide Holdings	24,000,000	2.2500	6/1/2022	20,310,000
Echo Global Logistics, Inc.	18,000,000	2.5000	5/1/2020	17,313,750
Hornbeck Offshore Services, Inc.	13,000,000	1.5000	9/1/2019	8,092,500
				45,716,250
TRUCKING & LEASING - 0.15%
Greenbrier Companies, Inc.	1,000,000	3.5000	4/1/2018	1,095,000

TOTAL CONVERTIBLE BONDS				698,762,598
(Cost - $712,764,253)

U.S. TREASURY OBLIGATIONS - 3.63%
United States Treasury Notes	7,000,000	0.6250	6/30/2017	6,998,908
United States Treasury Notes	5,000,000	0.7500	2/28/2018	4,999,610
United States Treasury Notes	5,000,000	1.0000	6/30/2019	5,007,030
United States Treasury Notes	5,000,000	1.2500	1/31/2020	5,027,540
United States Treasury Notes	5,000,000	1.3750	10/31/2020	5,030,175
TOTAL U.S. TREASURY OBLIGATIONS				27,063,263
(Cost - $26,812,446)

	Shares
SHORT-TERM INVESTMENTS - 1.55%
MONEY MARKET FUND - 1.55%
Milestone Treasury Obligations Portfolio - Institutional Class +	11,568,586	0.1000		11,568,586
TOTAL SHORT-TERM INVESTMENTS
(Cost - $11,568,586)

TOTAL INVESTMENTS - 98.84%
(Cost - $751,145,285) (a)				$737,394,447
OTHER ASSETS LESS LIABILITIES - 1.16%				8,671,666
NET ASSETS - 100.00%				$746,066,113

+	Variable rate security. Interest rate is as of April 30, 2016.

REITS - Real Estate Investment Trusts.

144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $746,079,550 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$34,657,636
Unrealized Depreciation:	(43,342,739)
Net Unrealized Depreciation:	$(8,685,103)

	Notional	Termination	Payable for Open
TOTAL RETURN SWAP	Amount	Date	Swap Contracts

Agreement with ReFlow Fund, LLC dated March 1, 2016 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.95%.	$47,967,604	6/30/2016	$(70,613)

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2016
% of Net
Sector	Assets
Consumer, Cyclical	18.03%
Technology	15.71%
Financial	14.88%
Industrial	14.30%
Consumer, Non-Cyclical	12.78%
Communications	7.55%
Energy	5.24%
Government	3.63%
Basic Materials	2.64%
Diversified	2.53%
Short-Term Investments	1.55%
Assets Less Liabilities	1.16%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 139.19%
APPAREL - 3.59%
Iconix Brand Group, Inc. *	$2,000,000	1.5000	3/15/2018	$1,523,750

AUTO MANUFACTURERS - 5.40%
General Motors Co. - Societe Generale SA Synthetic *	2,400,000	0.0000	11/16/2021	2,291,280

BIOTECHNOLOGY - 8.92%
ANI Pharmaceuticals, Inc. *	2,400,000	3.0000	12/1/2019	2,415,000
Emergent BioSolutions, Inc. *	1,000,000	2.8750	1/15/2021	1,370,625
				3,785,625
CHEMICALS - 5.08%
Aceto Corp. - 144A *	2,300,000	2.0000	11/1/2020	2,156,250

COMPUTERS - 7.07%
Brocade Communications Systems, Inc. *	1,500,000	1.3750	1/1/2020	1,459,688
Electronics For Imaging, Inc. *	1,500,000	0.7500	9/1/2019	1,540,312
				3,000,000
DIVERSIFIED FINIANCIAL SERVICES - 3.35%
Encore Capital Group, Inc. *	500,000	2.8750	3/15/2021	384,375
Portfolio Recovery Associates *	1,200,000	3.0000	8/1/2020	1,036,500
				1,420,875
ELECTRONICS - 5.28%
TTM Technologies, Inc. *	2,500,000	1.7500	12/15/2020	2,243,750

ENERGY-ALTERNATE SOURCES - 1.49%
Renewable Energy Group, Inc. *	700,000	2.7500	6/15/2019	633,937

ENGINEERING & CONSTRUCTION - 3.65%
Dycom Industries, Inc. - 144A *	1,500,000	0.7500	9/15/2021	1,548,750

FOREST PRODUCTS & PAPER - 0.45%
International Paper Co. - Barclays Bank PLC Synthetic *	200,000	0.0000	7/23/2021	189,960

HEALTHCARE PRODUCTS - 3.81%
Trinity Biotech Investment Ltd. *	1,800,000	4.0000	4/1/2045	1,616,625

HOLDING COMPANIES-DIVERSIFIED - 4.45%
RWT Holdings, Inc. *	2,000,000	5.6250	11/15/2019	1,888,750

HOME BUILDERS - 12.86%
LGI Homes, Inc. - *	1,500,000	4.2500	11/15/2019	2,109,375
M/I Homes, Inc. *	1,900,000	3.0000	3/1/2018	1,863,188
Meritage Homes Corp. *	500,000	1.8750	9/15/2032	495,625
Toll Brothers Finance Corp. *	1,000,000	0.5000	9/15/1932	993,125
				5,461,313
INTERNET - 3.36%
Google, Inc. - UBS AG Synthetic *	1,400,000	0.0000	2/15/2021	1,424,500

INVESTMENT COMPANIES - 1.15%
New Mountain Finance Corp. *	500,000	5.0000	6/15/2019	490,000

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value

MACHINERY-DIVERSIFIED - 0.44%
Chart Industries, Inc. *	$200,000	2.0000	8/1/2018	$184,625

MISCELLANEOUS MANUFACTURING - 6.01%
General Electric Co. - Barclays Bank PLC Synthetic *	2,300,000	0.0000	8/18/2021	2,551,620

OIL & GAS SERVICES - 4.99%
Seacor Holdings, Inc. *	2,500,000	3.0000	11/15/2028	2,120,313

PHARMACEUTICALS - 10.52%
Impax Laboratories, Inc. - 144A *	2,400,000	2.0000	6/15/2022	2,233,500
Jazz Investments, Ltd. *	2,000,000	1.8750	8/15/2021	2,235,000
				4,468,500
REITS - 13.12%
Apollo Commercial Real Estate *	100,000	5.5000	3/15/2019	101,500
Colony Financials, Inc. *	2,300,000	3.8750	1/15/2021	2,127,500
PennyMac Corp. *	1,200,000	5.3750	5/1/2020	1,110,750
Resource Capital Corp. *	2,300,000	8.0000	1/15/2020	2,232,438
				5,572,188
RETAIL - 2.10%
Restoration Hardware Holding - 144A *	500,000	0.0000	6/15/2019	414,375
Vitamin Shoppe, Inc. - 144A *	500,000	2.2500	12/1/2020	476,875
				891,250
SEMICONDUCTORS - 10.22%
Integrated Device Technology - 144A *	2,300,000	0.8750	11/15/2022	2,154,812
ON Semiconductor Corp. - 144A *	2,400,000	1.0000	12/1/2020	2,188,500
				4,343,312
SOFTWARE - 6.96%
Synchronoss Technologies, Inc. *	2,100,000	0.7500	8/15/2019	2,052,750
Verint Systems, Inc. *	1,000,000	1.5000	6/1/2021	903,750
				2,956,500
TELECOMMUNICATIONS - 4.94%
CalAmp Corp. - 144A *	2,300,000	1.6250	5/15/2020	2,097,312

TRANSPORTATION - 9.98%
Atlas Air Worldwide Holdings, Inc. *	2,600,000	2.2500	6/1/2022	2,200,250
Echo Global Logistics, Inc. *	1,800,000	2.5000	5/1/2020	1,731,375
Hornbeck Offshore Services, Inc. *	500,000	1.5000	9/1/2019	311,250
				4,242,875
TOTAL CONVERTIBLE BONDS				59,103,860
(Cost - $60,047,001)

U.S. TREASURY OBLIGATIONS - 0.95%
United States Treasury Notes *	400,000	1.3750	2/29/2020	403,828
TOTAL U.S. TREASURY OBLIGATIONS
(Cost - $399,260)

	Shares
EXCHANGE TRADED FUNDS - 2.45%
EQUITY FUNDS - 2.45%
ProShares UltraPro Short QQQ * ^	9,600			193,440
ProShares UltraPro Short Russell 2000 * ^	19,000			503,500
ProShares UltraPro Short S&P 500 * ^	12,100			344,971
TOTAL EXCHANGE TRADED FUNDS				1,041,911
(Cost - $1,356,221)

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

		Interest Rate
	Shares	(%)	Market Value

SHORT-TERM INVESTMENTS - 0.61%
MONEY MARKET FUND - 0.61%
Milestone Treasury Obligations Portfolio - Institutional Class +	257,009	0.1000	257,009
TOTAL SHORT-TERM INVESTMENTS
(Cost - $257,009)

TOTAL INVESTMENTS - 143.20%
(Cost - $62,059,491) (a)			$60,806,608
LIABILITIES IN EXCESS OF OTHER ASSETS - (43.20)%			(18,344,699)
NET ASSETS - 100.00%			$42,461,909

*	All or a portion of this security is seggregated as collateral for the Line of Credit as of April 30, 2016.

+	Variable rate security. Interest rate is as of April 30, 2016.

^	Non-income producing security.

REITS - Real Estate Investment Trusts.

144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $61,930,331 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$2,159,209
Unrealized Depreciation:	(3,282,932)
Net Unrealized Depreciation:	$(1,123,723)

	Notional	Termination	Payable for Open
TOTAL RETURN SWAP	Amount	Date	Swap Contracts

Agreement with ReFlow Fund, LLC dated January 9, 2016 to receive total return of the Fund, based on its daily change in NAV less USD-1M LIBOR plus an annualized spread of 1.95%.	$3,592,643	6/30/2016	$(833)

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2016
% of Net
Sector	Assets
Industrial	25.37%
Consumer, Cyclical	24.39%
Technology	24.26%
Consumer, Non-Cyclical	23.25%
Financial	17.61%
Communications	8.29%
Energy	6.49%
Basic Materials	5.08%
Diversified	4.45%
Exchange Traded Funds	2.45%
Government	0.95%
Short-Term Investments	0.61%
Liabilities in Excess of Assets	(43.20)%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited)

April 30, 2016

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value

CONVERTIBLE BONDS - 49.23%
AUTO MANUFACTURERS - 1.99%
General Motors Co. - Societe Generale SA Synthetic	$1,000,000	0.0000	11/16/2021	$954,700

BIOTECHNOLOGY - 2.51%
ANI Pharmaceuticals, Inc.	1,200,000	3.0000	12/1/2019	1,207,500

CHEMICALS - 2.33%
Aceto Corp. - 144A	1,200,000	2.0000	44136	1,125,000

COMPUTERS - 2.08%
Brocade Comms. Systems, Inc.	500,000	1.3750	1/1/2020	486,563
Electronics For Imaging, Inc.	500,000	0.7500	9/1/2019	513,438
				1,000,001
ELECTRONICS - 2.24%
TTM Technologies, Inc.	1,200,000	1.7500	12/15/2020	1,077,000

ENGINEERING & CONSTRUCTION - 1.28%
Dycom Industries, Inc. - 144A	600,000	0.7500	9/15/2021	619,500

FOREST PRODUCTS & PAPER - 0.77%
International Paper Co. - Wells Fargo & Co Synthetic	400,000	0.0000	6/10/2020	375,320

HEALTHCARE PRODUCTS - 1.12%
Trinity Biotech Investment, Ltd.	600,000	4.0000	4/1/2045	538,875

HOLDING COMPANIES-DIVERSIFIED - 1.57%
RWT Holdings, Inc.	800,000	5.6250	11/15/2019	755,500

HOME BUILDERS - 3.59%
LGI Homes, Inc.	600,000	4.2500	11/15/2019	843,750
M/I Homes, Inc.	900,000	3.0000	3/1/2018	882,562
				1,726,312
INTERNET - 1.47%
Google, Inc. - Goldman Sachs Group, Inc. Synthetic	400,000	0.0000	2/19/2021	423,312
LinkedIn Corp.	300,000	0.5000	11/1/2019	281,625
				704,937
MISCELLANEOUS MANUFACTURING - 2.31%
General Electric Co. - Barclays Bank PLC Synthetic	1,000,000	0.0000	8/18/2021	1,109,400

OIL & GAS SERVICES - 2.12%
Seacor Holdings, Inc.	1,200,000	3.0000	11/15/2028	1,017,750

PHARMACEUTICALS - 4.26%
Impax Laboratories, Inc. - 144A	1,000,000	2.0000	6/15/2022	930,625
Jazz Investments, Ltd.	1,000,000	1.8750	8/15/2021	1,117,500
				2,048,125
REITS - 6.54%
Apollo Commercial Real Estate	500,000	5.5000	3/15/2019	507,502
Colony Financials, Inc.	600,000	3.8750	1/15/2021	555,000
PennyMac Corp.	1,200,000	5.3750	5/1/2020	1,110,750
Resource Capital Corp.	1,000,000	8.0000	1/15/2020	970,625
				3,143,877
RETAIL - 1.03%
Restoration Hardware Holding - 144A	600,000	0.0000	6/15/2019	497,250

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value

SEMICONDUCTORS - 3.85%
Integrated Device Technology - 144A	$1,000,000	0.8750	11/15/2022	$936,875
ON Semiconductor Corp. - 144A	1,000,000	1.0000	12/1/2020	911,875
				1,848,750
SOFTWARE - 2.18%
Synchronoss Technologies, Inc.	700,000	0.7500	43692	684,250
Verint Systems, Inc.	400,000	1.5000	44348	361,500
				1,045,750
TELECOMMUNICATIONS - 2.28%
CalAmp Corp. - 144A	1,200,000	1.6250	5/15/2020	1,094,250

TRANSPORTATION - 3.71%
Atlas Air Worldwide Holdings, Inc.	1,200,000	2.2500	6/1/2022	1,015,500
Echo Global Logistics, Inc.	800,000	2.5000	5/1/2020	769,500
				1,785,000
TOTAL CONVERTIBLE BONDS				23,674,797
(Cost - $23,492,237)

CORPORATE BONDS & NOTES - 12.59%
CHEMICALS - 0.72%
Westlake Chemical Corp.	350,000	3.6000	7/15/2022	346,174

COMPUTERS - 1.31%
EMC Corp.	300,000	2.6500	6/1/2020	281,123
NetApp Inc.	350,000	3.2500	12/15/2022	347,222
				628,345
ELECTRONICS - 0.53%
Jabil Circuit, Inc.	250,000	4.7000	9/15/2022	255,265

INVESTMENT COMPANIES - 1.45%
FS Investment Corp.	350,000	4.0000	7/15/2019	350,586
PennantPark Investment Co.	350,000	4.5000	10/1/2019	346,106
				696,692
IRON/STEEL - 0.68%
Carpenter Technology Corp.	350,000	4.4500	3/1/2023	328,976

MINING - 0.85%
Newmont Mining Corp.	400,000	3.5000	3/15/2022	406,553

MISCELLANEOUS MANUFACTURING - 0.78%
Trinity Industries, Inc.	400,000	4.5500	10/1/2024	372,611

OIL & GAS SERVICES - 1.33%
FMC Technologies, Inc.	400,000	3.4500	10/1/2022	367,235
Oceaneering International, Inc.	300,000	4.6500	11/15/2024	272,770
				640,005
REITS - 0.62%
Host Hotels & Resorts LP	300,000	3.7500	10/15/2023	297,414

RETAIL - 3.03%
Bed Bath & Beyond, Inc.	350,000	3.7490	8/1/2024	360,775
Coach, Inc.	350,000	4.2500	4/1/2025	355,280
Kohls Corp.	350,000	3.2500	2/1/2023	345,014
Staples, Inc.	400,000	4.3750	1/12/2023	396,928
				1,457,997

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

	Principal	Interest Rate
Security	Amount	(%)	Maturity Date	Market Value

SEMICONDUCTORS - 0.76%
KLA-Tencor Corp.	$350,000	4.6500	11/1/2024	$366,051

TELECOMMUNICATIONS - 0.53%
Juniper Networks, Inc.	250,000	4.5000	3/15/2024	255,001

TOTAL CORPORATE BONDS & NOTES (Cost - $6,094,554)				6,051,084

U.S. TREASURY OBLIGATIONS - 34.67%
United States Treasury Notes	600,000	0.6250	12/31/2016	600,457
United States Treasury Notes	800,000	0.5000	1/31/2017	799,890
United States Treasury Notes	850,000	0.5000	2/28/2017	849,701
United States Treasury Notes	900,000	0.6250	6/30/2017	899,860
United States Treasury Notes	600,000	1.0000	12/15/2017	602,707
United States Treasury Notes	600,000	0.8750	1/15/2018	601,418
United States Treasury Notes	400,000	0.7500	2/28/2018	399,969
United States Treasury Notes	850,000	1.0000	3/15/2018	853,802
United States Treasury Notes	600,000	1.3750	12/31/2018	607,863
United States Treasury Notes	600,000	1.6250	12/31/2019	611,813
United States Treasury Notes	600,000	1.2500	1/31/2020	603,305
United States Treasury Notes	350,000	1.3750	2/29/2020	353,350
United States Treasury Notes	2,000,000	1.1250	4/30/2020	1,998,946
United States Treasury Notes	700,000	1.3750	8/31/2020	704,976
United States Treasury Notes	1,000,000	1.1250	2/28/2021	993,594
United States Treasury Notes	600,000	2.1250	12/31/2021	623,027
United States Treasury Notes	600,000	1.5000	1/31/2022	602,121
United States Treasury Notes	850,000	1.7500	2/28/2022	864,028
United States Treasury Notes	1,600,000	1.6250	11/15/2022	1,607,968
United States Treasury Notes	600,000	2.2500	11/15/2024	624,023
United States Treasury Notes	850,000	2.0000	2/15/2025	866,070
TOTAL U.S. TREASURY OBLIGATIONS				16,668,888
(Cost - $16,478,429)

SHORT-TERM INVESTMENTS - 2.81%
MONEY MARKET FUND - 2.81%	Shares
Milestone Treasury Obligations Portfolio - Institutional Class +	1,349,803	0.1000		1,349,803
TOTAL SHORT-TERM INVESTMENTS
(Cost - $1,349,803)

TOTAL INVESTMENTS - 99.30%
(Cost - $47,415,023) (a)				$47,744,572
OTHER ASSETS LESS LIABILITIES - 0.70%				335,664
NET ASSETS - 100.00%				$48,080,236

+	Variable rate security. Interest rate is as of April 30, 2016.

REITS - Real Estate Investment Trusts.

144A- Security exempt from registration under Rule 144a of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $47,439,907 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,219,688
Unrealized Depreciation:	(915,023)
Net Unrealized Appreciation:	$304,665

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

April 30, 2016

PORTFOLIO ANALYSIS (Unaudited)
As of April 30, 2016
% of Net
Sector	Assets
Government	34.67%
Industrial	10.85%
Consumer, Cyclical	10.42%
Technology	10.17%
Financial	8.61%
Consumer, Non-Cyclical	7.89%
Basic Materials	4.59%
Communications	4.27%
Energy	3.45%
Short-Term Investments	2.81%
Diversified	1.57%
Assets Less Liabilities	0.70%
100.00%

The accompanying notes are an integral part of these financial statements.

Miller Funds

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

April 30, 2016

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Assets:
Investments in Securities at Cost	$751,145,285	$62,059,491	$47,415,023
Investments in Securities at Value	$737,394,447	$60,806,608	$47,744,572
Segregated Cash- Collateral for Loan	—	2,427	—
Interest Receivable	5,498,066	487,499	329,997
Receivable from Securities Sold	3,859,204	176,874	—
Receivable from Fund Shares Sold	1,363,528	—	—
Due from Advisor	—	—	9,456
Prepaid Expenses and Other Assets	24,774	76,541	28,703
Total Assets	748,140,019	61,549,949	48,112,728

Liabilities:
Loan Payable	—	18,600,000	—
Redemptions Payable	1,329,206	—	—
Payable for Securities Purchased	—	341,215	—
Payable for Open Swap Contracts	70,613	883	—
Interest Payable	—	22,850	—
Accrued Advisory Fees	441,439	43,709	—
Accrued Distribution Fees	99,502	388	362
Payable to Related Parties	49,577	4,837	6,889
Accrued Expenses and Other Liabilities	83,569	74,158	25,241
Total Liabilities	2,073,906	19,088,040	32,492

Net Assets	$746,066,113	$42,461,909	$48,080,236

Composition of Net Assets:
At April 30, 2016, Net Assets consisted of:
Paid-in-Capital	$752,847,926	$43,707,043	$48,031,921
Undistributed Net Investment Income (Loss)	6,364,890	(78,311)	23,751
Accumulated Net Realized Gain (Loss) from Security Transactions and Swaps	674,748	86,943	(304,985)
Net Unrealized Appreciation (Depreciation) on:
Investments	(13,750,838)	(1,252,883)	329,549
Swaps	(70,613)	(883)	—
Net Assets	$746,066,113	$42,461,909	$48,080,236

Net Asset Value Per Share
Class A Shares
Net Assets	$112,065,938	$179,133	$900,293
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	9,320,611	8,664	58,174
Net Asset Value and Redemption Price per Share	$12.02	$20.68	$15.48
Maximum Offering Price Per Share (Includes a Maximum Sales Charge of 5.75%)	$12.75	$21.94	$16.42

Class I Shares
Net Assets	$565,486,811	$41,832,111	$46,957,416
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	47,052,530	2,020,693	3,033,341
Net Asset Value; Offering and Redemption Price per Share	$12.02	$20.70	$15.48

Class C Shares
Net Assets	$68,513,364	$450,665	$222,527
Shares of Beneficial Interest Outstanding (no par value; unlimited shares authorized)	5,735,816	21,968	14,305
Net Asset Value; Offering and Redemption Price per Share	$11.94	$20.52	$15.56

The accompanying notes are an integral part of these financial statements.

Miller Funds

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended April, 30, 2016

	Miller	Miller	Miller
	Convertible	Convertible	Intermediate
	Bond Fund	Plus Fund	Bond Fund
Investment Income:
Interest Income	$8,076,559	$711,106	$503,311
Total Investment Income	8,076,559	711,106	503,311

Expenses:
Investment Advisory Fees	2,642,892	573,691	210,455
Distribution Fees (Class A)	330,291	157	1,125
Distribution Fees (Class C)	336,240	1,793	1,416
Non 12b-1 Shareholder Servicing Fees	205,156	2,480	4,980
Transfer Agent Fees	139,553	24,060	26,135
Administration Fees	129,030	11,855	12,581
Custody Fees	48,586	10,264	6,716
Registration and Filing Fees	42,151	27,273	27,273
Trustees’ Fees	36,636	36,636	36,643
Legal Fees	35,561	5,042	5,042
Printing Expense	35,141	2,480	2,480
Audit Fees	25,843	27,027	27,081
Insurance Expense	13,389	901	901
Chief Compliance Officer Fees	9,917	4,959	4,959
Interest Expense	—	133,809	—
Miscellaneous Expenses	7,439	5,974	5,856
Total Expenses	4,037,825	868,401	373,643
Less: Fees Waived by Adviser	—	(132,900)	(93,822)
Net Expenses	4,037,825	735,501	279,821
Net Investment Income (Loss)	4,038,734	(24,395)	223,490

Net Realized and Unrealized Gain (Loss) on Investments:
Net Realized Gain (Loss) on:
Investments	3,959,622	97,829	(245,381)
Swaps	(1,882,619)	141,158	—
Total Net Realized Gain (Loss)	2,077,003	238,987	(245,381)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	(8,385,377)	21,115	665,209
Swaps	351,106	(250,230)	—
Total Net Change in Unrealized Appreciation (Depreciation)	(8,034,271)	(229,115)	665,209
Net Realized and Unrealized Gain (Loss) on Investments	(5,957,268)	9,872	419,828

Net Increase (Decrease) in Net Assets Resulting From Operations	$(1,918,534)	$(14,523)	$643,318

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months	Year
	Ended	Ended
	April 30, 2016	October 31, 2015
Operations:	(Unaudited)
Net Investment Income	$4,038,734	$19,817,269
Net Realized Gain on Investments and Swaps	2,077,003	2,407,822
Net Change in Unrealized Depreciation on Investments and Swaps	(8,034,271)	(17,497,840)
Net Increase (Decrease) in Net Assets Resulting From Operations	(1,918,534)	4,727,251

Distributions to Shareholders From:
Net Investment Income
Class A ($0.07 and $0.32 per share, respectively)	(805,378)	(7,008,661)
Class I ($0.10 and $0.39 per share, respectively)	(4,158,410)	(11,319,535)
Class C ($0.04 and $0.26 per share, respectively)	(206,148)	(1,406,241)
	(5,169,936)	(19,734,437)
Net Realized Gains
Class A ($0.03 and $0.34 per share, respectively)	(409,805)	(8,138,665)
Class I ($0.03 and $0.34 per share, respectively)	(1,275,663)	(9,691,316)
Class C ($0.03 and $0.34 per share, respectively)	(182,331)	(1,759,008)
	(1,867,799)	(19,588,989)
Total Distributions to Shareholders	(7,037,735)	(39,323,426)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (1,808,900 and 4,692,244 shares, respectively)	21,324,498	58,306,872
Distributions Reinvested (88,769 and 1,152,368 shares, respectively)	1,053,706	14,033,646
Cost of Shares Redeemed (5,710,843 and 16,713,346 shares, respectively)	(66,311,343)	(204,447,155)
Total Class A Shares	(43,933,139)	(132,106,637)
Class I
Proceeds from Shares Issued (14,788,435 and 22,030,137 shares, respectively)	174,108,463	270,474,868
Distributions Reinvested (395,430 and 1,408,855 shares, respectively)	4,670,346	17,168,778
Cost of Shares Redeemed (7,669,808 and 11,518,685 shares, respectively)	(89,381,080)	(142,433,826)
Total Class I Shares	89,397,729	145,209,820
Class C
Proceeds from Shares Issued (537,881 and 1,165,866 shares, respectively)	6,335,062	14,423,058
Distributions Reinvested (30,365 and 243,192 shares, respectively)	359,518	2,946,420
Cost of Shares Redeemed (580,167 and 942,888 shares, respectively)	(6,688,979)	(11,681,650)
Total Class C Shares	5,601	5,687,828
Total Beneficial Interest Transactions	45,470,191	18,791,011

Increase (Decrease) in Net Assets	36,513,922	(15,805,164)
Net Assets:
Beginning of Period	709,552,191	725,357,355
End of Period (undistributed net investment income of $6,364,890 and $7,496,092 respectively)	$746,066,113	$709,552,191

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Period
	Ended	Ended
	April 30, 2016	October 31, 2015 *
Operations:	(Unaudited)
Net Investment Income	$(24,395)	$444,993
Net Realized Gain on Investments and Swaps	238,987	267,609
Net Change in Unrealized Depreciation on Investments and Swaps	(229,115)	(1,024,651)
Net Decrease in Net Assets Resulting From Operations	(14,523)	(312,049)
Distributions to Shareholders From:
Net Investment Income
Class A ($0.03 and $0.19 per share, respectively)	(244)	(281)
Class I ($0.04 and $0.20 per share, respectively)	(84,346)	(305,691)
Class C ($0.00 and $0.15 per share, respectively)	—	(221)
	(84,590)	(306,193)
Net Realized Gains
Class A ($0.25 and $0.00 per share, respectively)	(981)	—
Class I ($0.25 and $0.00 per share, respectively)	(495,147)	—
Class C ($0.25 and $0.00 per share, respectively)	(4,169)	—
	(500,297)	—
Total Distributions to Shareholders	(584,887)	(306,193)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (4,688 and 4,393 shares, respectively)	92,667	95,550
Distributions Reinvested (61 and 12 shares, respectively)	1,225	281
Cost of Shares Redeemed (2 and 489 shares, respectively)	(42)	(10,963)
Total Class A Shares	93,850	84,868
Class I
Proceeds from Shares Issued (151,106 and 2,206,267 shares, respectively)	3,029,409	47,045,002
Distributions Reinvested (28,439 and 13,605 shares, respectively)	576,578	304,193
Cost of Shares Redeemed (213,536 and 165,188 shares, respectively)	(4,347,655)	(3,569,357)
Total Class I Shares	(741,668)	43,779,838
Class C
Proceeds from Shares Issued (18,563 and 12,174 shares ,respectively)	387,775	267,505
Distributions Reinvested (206 and 9 shares, respectively)	4,169	221
Cost of Shares Redeemed (1 and 8,983 shares, respectively)	(20)	(196,977)
Total Class C Shares	391,924	70,749
Total Beneficial Interest Transactions	(255,894)	43,935,455

Increase (Decrease) in Net Assets	(855,304)	43,317,213

Net Assets:
Beginning of Period	43,317,213	—
End of Period (undistributed net investment income (loss) of ($78,311) and $30,674, respectively	$42,461,909	$43,317,213

*	The Miller Convertible Plus Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Miller Intermediate Bond Fund

STATEMENT OF CHANGES IN NET ASSETS

	Six Months	Period
	Ended	Ended
	April 30, 2016	October 31, 2015 *
Operations:	(Unaudited)
Net Investment Income	$223,490	$417,453
Net Realized Gain (Loss) on Investments	(245,381)	220,240
Net Change in Unrealized Appreciation (Depreciation) on Investments	665,209	(335,660)
Net Increase in Net Assets Resulting From Operations	643,318	302,033

Distributions to Shareholders From:
Net Investment Income
Class A ($0.09 and $0.11 per share, respectively)	(5,453)	(2,793)
Class I ($0.11 and $0.12 per share, respectively)	(323,224)	(279,341)
Class C ($0.06 and $0.00 per share, respectively)	(1,025)	—
	(329,702)	(282,134)
Net Realized Gains
Class A ($0.09 and $0.00 per share, respectively)	(5,041)	—
Class I ($0.09 and $0.00 per share, respectively)	(250,175)	—
Class C ($0.09 and $0.00 per share, respectively)	(1,450)	—
	(256,666)	—
Total Distributions to Shareholders	(586,368)	(282,134)

Beneficial Interest Transactions:
Class A
Proceeds from Shares Issued (5,925 and 55,625 shares, respectively)	90,483	855,954
Distributions Reinvested (686 and 181 shares, respectively)	10,405	2,793
Cost of Shares Redeemed (4,243 and 0 shares, respectively)	(65,159)	—
Total Class A Shares	35,729	858,747
Class I
Proceeds from Shares Issued (518,550 and 2,930,522 shares, respectively)	7,947,430	45,358,137
Distributions Reinvested (37,134 and 17,842 shares, respectively)	563,003	278,011
Cost of Shares Redeemed (210,795 and 259,912 shares, respectively)	(3,207,946)	(4,055,795)
Total Class I Shares	5,302,487	41,580,353
Class C
Proceeds from Shares Issued (17,074 and 19,323 shares, respectively)	264,891	305,015
Distributions Reinvested (162 and 0 shares, respectively)	2,475	—
Cost of Shares Redeemed (9,676 and 12,579 shares, respectively)	(147,568)	(198,742)
Total Class C Shares	119,798	106,273
Total Beneficial Interest Transactions	5,458,014	42,545,373

Increase in Net Assets	5,514,964	42,565,272
Net Assets:
Beginning of Period	42,565,272	—
End of Period (undistributed net investment income of $23,751 and $129,963, respectively	$48,080,236	$42,565,272

*	The Miller Intermediate Bond Fund commenced operations on December 31, 2014.

The accompanying notes are an integral part of these financial statements.

Miller Convertible Plus Fund

STATEMENT OF CASH FLOWS (Unaudited)

For the Six Months Ended April 30, 2016

Cash flows from operating activities:
Net decrease in net assets resulting from operations	$(14,523)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash used in operating activities:
Purchases of investments	(34,123,229)
Proceeds from sales of investments	33,454,238
Proceeds from sales of short term investments, net	1,345,264
Net realized gain from investments and swaps	(238,987)
Net change in unrealized depreciation from investments and swaps	229,115
Net accretion of discounts	(345)

Changes in assets and liabilities
(Increase)/decrease in assets:
Interest receivable	(25,634)
Receivable from open swap contracts	249,347
Receivable from securities sold	(176,874)
Prepaid expenses and other assets	(34,787)
Increase/(decrease) in liabilities:
Payable for securities purchased	151,349
Payable from open swap contracts	883
Interest payable	4,077
Accrued advisory fees	(27,913)
Distribution fee payable	323
Payable to related parties	4,837
Other accrued expenses payable	43,640
Net cash used in operating activities	840,781

Cash flows from financing activities:
Proceeds from shares sold	3,509,850
Payment on shares redeemed	(4,347,717)
Cash distributions paid	(2,914)
Net cash provided by financing activities	(840,781)

Net increase in cash	—
Cash at beginning of period	—
Cash at end of period	$—

Supplemental disclosure of non-cash activity:
Noncash financing activities not including herein consists of reinvestment of dividends	$581,972

The accompanying notes are an integral part of these financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months
	Ended		Year Ended October 31,
	April 30, 2016		2015	2014	2013	2012	2011
	(Unaudited)
Net Asset Value, Beginning of Period	$12.15		$12.75	$12.55	$10.70	$10.76	$11.22
Increase (decrease) from operations:
Net investment income (a)	0.05		0.23	0.37	0.31	0.23	0.13
Net gain (loss) from securities (both realized and unrealized)	(0.08)		(0.17)	0.59	1.84	0.25	(0.24)
Total from operations	(0.03)		0.06	0.96	2.15	0.48	(0.11)
Distributions to shareholders from:
Net investment income	(0.07)		(0.32)	(0.27)	(0.30)	(0.24)	(0.32)
Net realized gain	(0.03)		(0.34)	(0.49)	—	(0.30)	(0.03)
Total distributions	(0.10)		(0.66)	(0.76)	(0.30)	(0.54)	(0.35)

Net Asset Value, End of Period	$12.02		$12.15	$12.75	$12.55	$10.70	$10.76

Total Return (b)	(0.26	)% (e)	0.49%	7.98%	20.33%	4.18%	(0.92)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$112,066		$159,608	$305,994	$219,218	$165,595	$213,763
Ratio of expenses to average net assets, before reimbursement/recapture	1.46	% (d)	1.44%	1.45%	1.50%	1.48%	1.48%
net of reimbursement/recapture	1.46	% (d)	1.44%	1.45%	1.50%	1.48%	1.53	% (c)
Ratio of net investment income to average net assets	0.83	% (d)	3.10%	2.87%	2.69%	2.12%	1.17	% (c)
Portfolio turnover rate	25	% (e)	81%	78%	104%	59%	69%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain years, total returns would have been lower.

(c)	Such ratio includes Adviser’s recapture of waived/reimbursed fees from prior years.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months
	Ended		Year Ended October 31,
	April 30, 2016		2015	2014	2013	2012	2011
	(Unaudited)
Net Asset Value, Beginning of Period	$12.15		$12.76	$12.59	$10.73	$10.82	$11.29
Increase (decrease) from operations:
Net investment income (a)	0.08		0.45	0.43	0.37	0.28	0.19
Net gain (loss) from securities (both realized and unrealized)	(0.08)		(0.33)	0.60	1.85	0.25	(0.23)
Total from operations	—		0.12	1.03	2.22	0.53	(0.04)
Distributions to shareholders from:
Net investment income	(0.10)		(0.39)	(0.37)	(0.36)	(0.32)	(0.40)
Net realized gain	(0.03)		(0.34)	(0.49)	—	(0.30)	(0.03)
Total distributions	(0.13)		(0.73)	(0.86)	(0.36)	(0.62)	(0.43)

Net Asset Value, End of Period	$12.02		$12.15	$12.76	$12.59	$10.73	$10.82

Total Return (b)	(0.06	)% (e)	1.08%	8.49%	20.95%	4.79%	(0.39)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$565,487		$480,548	$352,395	$129,282	$57,387	$41,666
Ratio of expenses to average net assets, before reimbursement/recapture	0.96	% (d)	0.94%	0.95%	1.00%	0.98%	0.98%
net of reimbursement/recapture	0.96	% (d)	0.94%	0.95%	1.00%	0.98%	1.00	% (c)
Ratio of net investment income to average net assets	1.33	% (d)	3.60%	3.37%	3.19%	2.62%	1.70	% (c)
Portfolio turnover rate	25	% (e)	81%	78%	104%	59%	69%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain years, total returns would have been lower.

(c)	Such ratio includes Adviser’s recapture of waived/reimbursed fees from prior years.

(d)	Annualized.

(e)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months
	Ended		Year Ended October 31,
	April 30, 2016		2015	2014	2013	2012	2011
	(Unaudited)
Net Asset Value, Beginning of Period	$12.07		$12.68	$12.50	$10.67	$10.73	$11.17
Increase (decrease) from operations:
Net investment income (a)	0.02		0.26	0.30	0.25	0.17	0.08
Net gain (loss) from securities (both realized and unrealized)	(0.08)		(0.27)	0.59	1.84	0.25	(0.23)
Total from operations	(0.06)		(0.01)	0.89	2.09	0.42	(0.15)
Distributions to shareholders from:
Net investment income	(0.04)		(0.26)	(0.22)	(0.26)	(0.18)	(0.26)
Net realized gain	(0.03)		(0.34)	(0.49)	—	(0.30)	(0.03)
Total distributions	(0.07)		(0.60)	(0.71)	(0.26)	(0.48)	(0.29)

Net Asset Value, End of Period	$11.94		$12.07	$12.68	$12.50	$10.67	$10.73

Total Return (b)	(0.60	)% (d)	0.07%	7.42%	19.77%	5.35%	(1.27)%

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$68,513		$69,396	$66,968	$43,998	$30,855	$28,056
Ratio of expenses to average net assets, before reimbursement/recapture	1.96	% (c)	1.94%	1.95%	2.00%	1.98%	1.98%
net of reimbursement/recapture	1.96	% (c)	1.94%	1.95%	2.00%	1.98%	1.98%
Ratio of net investment income to average net assets	0.33	% (c)	2.60%	2.37%	2.19%	1.62%	0.72%
Portfolio turnover rate	25	% (d)	81%	78%	104%	59%	69%

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain years, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		Period
	Ended		Ended
	April 30, 2016		October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$20.99		$20.00
Increase from operations:
Net investment income (loss) (a)	(0.04)		0.50
Net gain from securities (both realized and unrealized)	0.01		0.68
Total from operations	(0.03)		1.18
Distributions to shareholders from:
Net investment income	(0.03)		(0.19)
Net realized gain	(0.25)		—
Total distributions	(0.28)		(0.19)

Net Asset Value, End of Period	$20.68		$20.99

Total Return (b)	(0.16	)% (d)	5.88	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$179		$82
Ratio of expenses to average net assets, before reimbursement/recapture	4.51	% (c)	4.58	% (c)
net of reimbursement/recapture	3.86	% (c)	3.74	% (c)
Ratio of expenses to average net assets, (excluding interest expense) before reimbursement/recapture	3.85	% (c)	4.03	% (c)
net of reimbursement/recapture	3.20	% (c)	3.20	% (c)
Ratio of net investment income to average net assets	(0.36	)% (c)	1.45	% (c)
Portfolio turnover rate	57	% (d)	109	% (d)

*	Miller Convertible Plus Fund Class A commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Period
	Ended		Ended
	April 30, 2016		October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$21.01		$20.00
Increase from operations:
Net investment income (loss) (a)	(0.01)		0.31
Net gain (loss) from securities (both realized and unrealized)	(0.01)		0.90
Total from operations	(0.02)		1.21
Distributions to shareholders from:
Net investment income	(0.04)		(0.20)
Net realized gain	(0.25)		—
Total distributions	(0.29)		(0.20)

Net Asset Value, End of Period	$20.70		$21.01

Total Return (b)	(0.05	)% (d)	5.99	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$41,832		$43,168
Ratio of expenses to average net assets, before reimbursement/recapture	4.26	% (c)	4.33	% (c)
net of reimbursement/recapture	3.61	% (c)	3.49	% (c)
Ratio of expenses to average net assets, (excluding interest expense) before reimbursement/recapture	3.60	% (c)	3.78	% (c)
net of reimbursement/recapture	2.95	% (c)	2.95	% (c)
Ratio of net investment income to average net assets	(0.11	)% (c)	1.70	% (c)
Portfolio turnover rate	57	% (d)	109	% (d)

*	Miller Convertible Plus Fund Class I commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Convertible Plus Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months		Period
	Ended		Ended
	April 30, 2016		October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$20.88		$20.00
Increase from operations:
Net investment income (loss) (a)	(0.11)		0.12
Net gain from securities (both realized and unrealized)	—		0.91
Total from operations	(0.11)		1.03
Distributions to shareholders from:
Net investment income	—		(0.15)
Net realized gain	(0.25)		—
Total distributions	(0.25)		(0.15)

Net Asset Value, End of Period	$20.52		$20.88

Total Return (b)	(0.56	)% (d)	5.14	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$451		$67
Ratio of expenses to average net assets, before reimbursement/recapture	5.26	% (c)	5.33	% (c)
net of reimbursement/recapture	4.61	% (c)	4.49	% (c)
Ratio of expenses to average net assets, (excluding interest expense) before reimbursement/recapture	4.60	% (c)	4.78	% (c)
net of reimbursement/recapture	3.95	% (c)	3.95	% (c)
Ratio of net investment income to average net assets	(1.11	)% (c)	0.70	% (c)
Portfolio turnover rate	57	% (d)	109	% (d)

*	Miller Convertible Plus Fund Class C commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class A
	Six Months		Period
	Ended		Ended
	April 30, 2016		October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.47		$15.00
Increase from operations:
Net investment income (a)	0.06		0.34
Net gain from securities (both realized and unrealized)	0.13		0.24
Total from operations	0.19		0.58
Distributions to shareholders from:
Net investment income	(0.09)		(0.11)
Net realized gain	(0.09)		—
Total distributions	(0.18)		(0.11)

Net Asset Value, End of Period	$15.48		$15.47

Total Return (b)	1.27	% (d)	3.84	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$900		$863
Ratio of expenses to average net assets, before reimbursement/recapture	1.92	% (c)	2.05	% (c)
net of reimbursement/recapture	1.50	% (c)	1.50	% (c)
Ratio of net investment income to average net assets	0.76	% (c)	1.39	% (c)
Portfolio turnover rate	27	% (d)	85	% (d)

*	Miller Intermediate Bond Fund Class A commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, excluding the effect of sales loads. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class I
	Six Months		Period
	Ended		Ended
	April 30, 2016		October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.47		$15.00
Increase from operations:
Net investment income (a)	0.08		0.21
Net gain from securities (both realized and unrealized)	0.13		0.38
Total from operations	0.21		0.59
Distributions to shareholders from:
Net investment income	(0.11)		(0.12)
Net realized gain	(0.09)		—
Total distributions	(0.20)		(0.12)

Net Asset Value, End of Period	$15.48		$15.47

Total Return (b)	1.40	% (d)	3.92	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$46,957		$41,597
Ratio of expenses to average net assets, before reimbursement/recapture	1.67	% (c)	1.80	% (c)
net of reimbursement/recapture	1.25	% (c)	1.25	% (c)
Ratio of net investment income to average net assets	1.01	% (c)	1.64	% (c)
Portfolio turnover rate	27	% (d)	85	% (d)

*	Miller Intermediate Bond Fund Class I commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Intermediate Bond Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each period presented.

	Class C
	Six Months		Period
	Ended		Ended
	April 30, 2016		October 31, 2015 *
	(Unaudited)
Net Asset Value, Beginning of Period	$15.57		$15.00
Increase from operations:
Net investment income (a)	—		0.31
Net gain from securities (both realized and unrealized)	0.14		0.26
Total from operations	0.14		0.57
Distributions to shareholders from:
Net investment income	(0.06)		—
Net realized gain	(0.09)		—
Total distributions	(0.15)		—

Net Asset Value, End of Period	$15.56		$15.57

Total Return (b)	0.88	% (d)	3.80	% (d)

Ratios/Supplemental Data
Net assets, end of period (in 000’s)	$223		$105
Ratio of expenses to average net assets, before reimbursement/recapture	2.67	% (c)	2.80	% (c)
net of reimbursement/recapture	2.25	% (c)	2.25	% (c)
Ratio of net investment income to average net assets	0.01	% (c)	0.64	% (c)
Portfolio turnover rate	27	% (d)	85	% (d)

*	Miller Intermediate Bond Fund Class C commenced operations December 31, 2014.

(a)	Per share amounts are calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any. Total returns for periods less than one year are not annualized. Had the Adviser not absorbed a portion of the expenses during certain periods, total returns would have been lower.

(c)	Annualized.

(d)	Not annualized.

The accompanying notes are an integral part of the financial statements.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
April 30, 2016

1.	ORGANIZATION

The Miller Convertible Bond Fund (the “Convertible Bond Fund”), the Miller Convertible Plus Fund (the “Convertible Plus Fund”), and Miller Intermediate Bond Fund (the “Intermediate Bond Fund”) are series of Miller Investment Trust (the “Trust”), a Delaware statutory trust organized on September 28, 2007. The Trust is registered as an open-end management investment company. The Funds are registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), as diversified, open-end management investment companies. Convertible Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital. Convertible Plus Fund’s primary investment objective is to use leverage to maximize total return comprising current income and capital appreciation. Intermediate Bond Fund’s primary investment objective is to maximize total return comprising current income and capital appreciation, consistent with preservation of capital.

The Funds currently offer Class A, Class I and Class C shares. Convertible Bond Fund’s Class A and Class I shares commenced operations on December 27, 2007 and Class C shares commenced operations on December 1, 2009. The Convertible Bond Fund offered Class NF shares until August 14, 2013. Convertible Plus Fund’s Class A, Class I and Class C shares commenced operations on December 31, 2014. Intermediate Bond Fund’s Class A, Class I and Class C shares commenced operations on December 31, 2014. Class I and Class C shares are offered at net asset value. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Each class represents an interest in the same assets of the respective Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

Wellesley Investment Advisors, Inc. serves as the Funds’ investment adviser (the “Adviser”).

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period. Actual results could differ from those estimates. The Funds follow the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements.

Security Valuation – The Funds’ securities are valued at the last sale price on the exchange in which such securities are primarily traded, as of the close of business on the day the securities are being valued. NASDAQ traded securities are valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Exchange traded options, futures and options on futures are valued at the settlement price determined by the exchange. Debt securities and long term U.S. Treasury obligations (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Short-term investments that mature in 60 days or less may be valued at amortized cost, provided such valuations represent fair value.

Valuation of Fund of Funds – The Funds may invest in portfolios of open-end or closed-end investment companies. Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end investment companies.

Securities for which current market quotations are not readily available or for which quotations are not deemed to be representative of market values are valued at fair value as determined in good faith by a Fair Valuation Committee in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”) adopted by the Trust’s Board. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.

The Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of April 30, 2016 for the Funds’ assets and liabilities measured at fair value:

Convertible Bond Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$698,762,598	$—	$698,762,598
U.S. Treasury Obligations	—	27,063,263	—	27,063,263
Short-Term Investments	11,568,586	—	—	11,568,586
Total Investments in Securities	$11,568,586	$725,825,861	$—	$737,394,447

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Total Return Swap**	$—	$70,613	$—	$70,613

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

Convertible Plus Fund

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$59,103,860	$—	$59,103,860
U.S. Treasury Obligations	—	403,828	—	403,828
Exchange Traded Funds	1,041,911	—	—	1,041,911
Short-Term Investments	257,009	—	—	257,009
Total Investments in Securities	$1,298,920	$59,507,688	$—	$60,806,608

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives
Total Return Swap**	$—	$883	$—	$883

Intermediate Bond Fund

Asset	Level 1	Level 2	Level 3	Total
Investments in Securities:
Convertible Bonds*	$—	$23,674,797	$—	$23,674,797
Corporate Bonds & Notes*	—	6,051,084	—	6,051,084
U.S. Treasury Obligations	—	16,668,888	—	16,668,888
Short-Term Investments	1,349,803	—	—	1,349,803
Total Investments in Securities	$1,349,803	$46,394,769	$—	$47,744,572

There were no transfers into or out of Level 1, Level 2, and Level 3 in the current year. Transfers between the Levels for investment in securities or other financial instruments are measured at the end of the reporting period.

*	Please refer to the Schedule of Investments for industry classifications.

**	Represents variation margin on the last day of the reporting period.

Exchange Traded Funds (“ETFs”) – The Fund may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Fund may purchase an ETF to temporarily gain exposure to a portion of the U.S. or a foreign market while awaiting purchase of underlying securities. There are risks of owning the underlying securities the ETFs are designed to track, and the lack of liquidity of an ETF may result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Derivative Transactions – The Funds may enter into total return swaps. Total return swaps are agreements that provide the Funds with a return based on the performance of an underlying asset, in exchange for fee payments to a counterparty based on a specific rate. The difference in the value of these income streams is recorded daily by the Funds, and is settled in cash at the end of each month. The fee paid by the Funds will typically be determined by multiplying the face value of the swap agreement by an agreed upon interest rate. In addition, if the underlying asset declines in value over the term of the swap, the Funds would also be required to pay the dollar value of that decline to the counterparty. Total return swaps could result in losses if the underlying asset does not perform as anticipated by the Adviser. Each Fund may use its own net asset value as the underlying asset in a total return swap. This strategy serves to reduce cash drag (the impact of cash on the Funds’ overall return) by replacing it with the impact of market exposure based upon the Funds’ own investment holdings. The Funds record fluctuations in the value of open swap contracts on a daily basis as unrealized gains or losses. Realized gains and losses from terminated swaps are included in net realized gains/losses on swap contracts. Risks may exceed amounts recognized on the Statement of Assets and Liabilities. The Funds value the total return swaps in which they enter based on a formula of the underlying asset’s nightly value, USD-1M LIBOR-BBA and an annual fee or various agreed upon inputs.

During the six months ended April 30, 2016, the Convertible Bond Fund and the Convertible Plus Fund invested in total return swaps. The total return swaps can be found on the Statement of Assets and Liabilities under payable for

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

open swap contracts. At April 30, 2016, the payable for open swap contracts were $70,613 and $833 for the Convertible Bond Fund and Convertible Plus Fund, respectively. For the six months ended April 30, 2016, the net realized loss on swaps was $1,882,619 for the Convertible Bond Fund and the net realized gain on swaps was $141,108 for the Convertible Plus Fund. At April 30, 2016, the net change in unrealized appreciation was $351,106 for the Convertible Bond Fund and the net change in unrealized depreciation was $250,180 for the Convertible Plus Fund.

The average notional value of total return swaps that the Funds invested in during the six months ended April 30, 2016 were $16,570,559 and $1,571,608 for the Convertible Bond Fund and the Convertible Plus Fund, respectively. The notional value of the derivative instruments outstanding as of April 30, 2016, as disclosed in the Schedule of Investments and the amount of realized and changes in unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statement of Operations serve as indicators of the volume of derivative activity for the Funds.

Offsetting of Financial Assets and Derivative Assets – The following tables present the Funds’ asset and liability derivatives available for offset under a master netting arrangement net of collateral pledged as of April 30, 2016.

Convertible Bond Fund

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities

			Net Amounts of
	Gross Amounts of	Gross Amounts Offset	Assets Presented in
	Recognized	in the Statement of	the Statement of	Financial	Cash Collateral
Description	Liabilities (1)	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (2)	Net Amount
Swaps	$70,613	$—	$70,613	$—	$70,613	$—
Total	$70,613	$—	$70,613	$—	$70,613	$—

Convertible Plus Fund

				Gross Amounts Not Offset in the
Liabilities:				Statement of Assets & Liabilities

			Net Amounts of
	Gross Amounts of	Gross Amounts Offset	Assets Presented in
	Recognized	in the Statement of	the Statement of	Financial	Cash Collateral
Description	Liabilities (1)	Assets & Liabilities	Assets & Liabilities	Instruments	Pledged (2)	Net Amount
Swaps	$883	$—	$883	$—	$883	$—
Total	$883	$—	$883	$—	$883	$—

(1)	Swap contracts at value as presented in the Schedule of Investments.

(2)	The amount is limited to the derivative liability balance and, accordingly, does not include excess collateral pledged.

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Withholding taxes on foreign dividends, if any, have been provided for in accordance with Funds’ understanding of the applicable country’s tax rules and rates.

Expenses – Common expenses, income and gains and losses are allocated daily among share classes of the Funds based on the relative proportion of net assets represented by each class. Class specific expenses are charged directly to the responsible class of shares of the Funds.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

Federal Income Taxes – The Funds intend to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute all of its taxable income, if any, to shareholders. Accordingly, no provision for Federal income taxes is required in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions on returns filed for open fiscal year ends 2013-2015 for the Convertible Bond Fund, or expected to be taken in all the Funds’ current fiscal year end returns, and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Funds identify their major tax jurisdictions as U.S. Federal and the state of Massachusetts. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the six months ended April 30, 2016, the Funds did not incur any interest or penalties.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. The Funds will declare and pay net realized capital gains, if any, annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from GAAP.

Indemnification – The Trust indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Trust expects the risk of loss due to these warranties and indemnities to be remote.

Legal – On December 1, 2011, Miller Investment Trust, on behalf of the Convertible Bond Fund, filed a civil suit against Morgan Stanley & Co. Incorporated and KPMG, a Hong Kong partnership, seeking to recover damages for losses suffered related to an investment by the Convertible Bond Fund in convertible debt issued by ShengdaTech, Inc. (“ShengdaTech”). Morgan Stanley & Co. served as the underwriter of the debt pursuant to offering documents issued December 10, 2010. KPMG Hong Kong served as ShengdaTech’s auditor for fiscal years 2008 through 2010. On June 26, 2012, the Convertible Bond Fund also filed a civil suit against the officers and directors of ShengdaTech and Hansen, Barnett & Maxwell, P.C. (“Hansen”), ShengdaTech’s auditor for fiscal year 2007, seeking to recover against these defendants damages for losses suffered from this same investment. Hansen has since been dismissed from the action. Convertible Bond Fund’s shareholders do not bear any direct expense related to the suits because counsel for the Fund is performing services on a contingency fee basis by which it would be paid a portion of any damages recovered.

In November 2014, Miller Investment Trust, along with two other plaintiffs, settled the Convertible Bond Fund’s claims against ShengdaTech’s officers and directors for $2.4 million (the “D&O Settlement”). The Convertible Bond Fund’s share of the D&O Settlement was about $2.2 million or about $1.4 million after attorneys’ fees and expenses. In August 2015, the parties consummated the D&O Settlement, and the Convertible Bond Fund received the $1.4 million payment under the D&O Settlement. The Convertible Bond Fund’s claims against Morgan Stanley & Co. and KPMG Hong Kong have not been dismissed or settled.

3.	ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

The activities of the Funds are overseen by the Board. Pursuant to an Investment Advisory Agreement with the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pays the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75%, 1.95% and 0.95% for the Convertible Bond Fund, Convertible Plus Fund and the Intermediate Bond Fund, respectively, of the average daily net assets of each respective Fund. For the six months ended April 30, 2016, the Adviser earned advisory fees of $2,642,892, $573,691 and $210,455 for the Convertible Bond Fund, Convertible Plus Fund and the Intermediate Bond Fund, respectively.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

The Adviser, pursuant to an Expense Limitation Agreement (the “Agreement”) has contractually agreed to reduce its fees and/or absorb expenses of the Convertible Plus Fund and the Intermediate Bond Fund, at least until February 28, 2017, to ensure that Net Annual Operating Expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs such as interest and dividend expense on securities sold short, taxes and extraordinary expenses such as litigation) will not exceed 3.20%, 2.95% and 3.95% of the Convertible Plus Fund’s average daily net assets for Class A, Class I and Class C shares, respectively and 1.50%, 1.25% and 2.25% of the Intermediate Bond Fund’s average daily net assets for Class A, Class I and Class C shares, respectively. The Agreement will allow the Adviser, subject to certain conditions, to recover amounts previously reimbursed for operating expenses to the Funds to the extent that the Funds’ expense ratios fall below the above indicated expense limitations. The amounts that can be recovered will be limited to the difference between the actual expense ratio and the amount of the expense limitation. Under such agreement, the Adviser can only recover such amounts for a period of up to three years. For the six months ended April 30, 2016, the Adviser waived fees/reimbursed expenses of $132,900 and $93,822 for the Convertible Plus Fund and Intermediate Bond Fund, respectively.

As of October 31, 2015, the following amounts are subject to recapture by the Advisor by October 31 of the following years:

2018
Convertible Plus Fund	$221,204
Intermediate Bond Fund	140,113

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of each Fund, a Distribution Plan and Agreement pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the “Plan”), as amended, to pay for certain distribution activities and shareholder services. Prior to April 1, 2009, Convertible Bond Fund’s Class A shares paid 0.25% per year of its average daily net assets for such distribution and shareholder service activities. Subsequent to such date and pursuant to a shareholder vote, the Distribution Plan was amended to increase the annual rate to 0.50%. The Convertible Plus Fund and the Intermediate Bond Fund’s Class A pay 0.25% per year of its average daily net assets for distribution and shareholder service activities under the Plan. The Funds Class C pays 1.00% per year of its average daily net assets for distribution and shareholder service activities under the Plan. For the six months ended April 30, 2016, the 12b-1 fees accrued amounted to $330,291 and $336,240 for the Convertible Bond Fund’s Class A shares and Class C shares, respectively, $157 and $1,793 for the Convertible Plus Fund’s Class A shares and Class C shares, respectively, and $1,125 and $1,416 for the Intermediate Bond Fund’s Class A and Class C shares, respectively.

The Distributor acts as each Fund’s principal underwriter in a continuous public offering of the Funds’ shares. For the six motnhs ended April 30, 2016, the Distributor received $88,818 in underwriting commissions for sales of Class A shares, of which $12,736 was retained by the principal underwriter or other affiliated broker-dealers for the Convertible Bond Fund. The Distributor did not receive any underwriting commissions for sales of Class A shares for the Convertible Plus Fund or the Intermediate Bond Fund.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”) – GFS, an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds. An officer of the Trust is also an officer of NLCS.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

Trustee Fees – Each Trustee who is not affiliated with the Trust or the Advisor receives an annual retainer fee of $20,000 (pro-rated for partial years), as well as $12,000 for each regular meeting attended in-person, $2,000 for each meeting conducted by telephone, and $1,500 for each in-person special meeting and $1,500 for each telephonic special meeting. The Independent Trustees receive a fee of $1,000 for each regular or special meeting of the Audit Committee (be it telephonic or in-person), and the chair of the Audit Committee receives an additional payment of $3,000 as an annual retainer fee for serving in that capacity. None of the Officers receive compensation from the Trust.

4.	INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale of securities, other than short-term securities, for the six months ended April 30, 2016, amounted to $208,543,260 and $171,176,033, respectively for the Convertible Bond Fund, $34,086,165 and $33,454,238, respectively for the Convertible Plus Fund and $15,580,145 and $11,602,285, respectively for the Intermediate Bond Fund.

5.	LINE OF CREDIT

Convertible Plus Fund may borrow for investment purposes, to meet repurchase requests and for temporary, extraordinary or emergency purposes. The Convertible Plus Fund is required to maintain asset coverage (that is, total assets including borrowings, less liabilities exclusive of borrowings) of 300% of the amount borrowed, with an exception for borrowings not in excess of 5% of Convertible Plus Fund’s total assets. The Convertible Plus Fund has entered into a line of credit agreement with Barclays Bank PLC, which permits the Convertible Plus Fund to borrow at a rate, per annum, equal to 0.90% plus the 3 month LIBOR rate to be paid quarterly. There is also an annual commitment fee. During the six months ended April 30, 2016, the Convertible Plus Fund paid $133,809 in interest on the line of credit. Average borrowings and the average interest rate during the six months ended April 30, 2016 were $18,328,571 and 1.50%, respectively. The largest outstanding amount borrowed during the period was $19,500,000. The balance on the line of credit as of April 30, 2016 was $18,600,000. The interest rate as of April 30, 2016 was 1.50%.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions for the following periods was as follows:

For the period ended October 31, 2015:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$29,741,440	$9,581,986	$—	$39,323,426
Convertible Plus Fund	306,193	—	—	306,193
Intermediate Bond Fund	282,134	—	—	282,134

For the year ended October 31, 2014:

	Ordinary	Long-Term	Return of
	Income	Capital Gains	Capital	Total
Convertible Bond Fund	$15,271,391	$14,972,535	$—	$30,243,926

As of October 31, 2015, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized	Total
	Ordinary	Long-Term	Appreciation/	Accumulated
	Income	Capital Gains	(Depreciation)	Earnings/(Deficits)
Convertible Bond Fund	$1,465,984	$1,008,199	$(299,727)	$2,174,456
Convertible Plus Fund	499,114	—	(1,144,838)	(645,724)
Intermediate Bond Fund	351,909	—	(360,544)	(8,635)

The difference between book basis and tax basis distributable earnings and unrealized appreciation (depreciation) is primarily attributable to the tax income on contingent convertible debt securities, section 305(c) deemed dividend distributions, the mark-to market on open swap contracts and the tax deferral of losses on wash sales.

Permanent book and tax differences, primarily attributable to tax adjustments for swaps, and the tax treatment of short-term capital gains, proceeds from a litigation settlement, contingent convertible debt securities, section 305(c) deemed dividend distributions and equalization debits, resulted in reclassification for the period ended October 31, 2015 as follows:

	Paid	Undistributed	Undistributed
	In	Ordinary	Net Realized
	Capital	Income (Loss)	Gains (Loss)
Convertible Bond Fund	$1,515,366	$36,170	$(1,551,536)
Convertible Plus Fund	27,482	(414,319)	386,837
Intermediate Bond Fund	28,534	(5,356)	(23,178)

7.	NEW ACCOUNTING PRONOUNCEMENTS

In May 2015, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2015-07, “Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent)”, modifying ASC 946 “Financial Services – Investment Companies”. Under the modifications, investments in affiliated and private investment funds valued at Net Asset Value are no longer included in the fair value hierarchy disclosed in Footnote 2. ASU 2015-07 is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those annual periods. Early application is permitted. Management is currently evaluating the implications of ASU 2015-07 and its impact on financial statement disclosures.

Miller Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
April 30, 2016

8.	CROSS TRADES

The Miller Funds are permitted to purchase and sell securities (“cross-trade”) from and to other Funds within the Trust pursuant to “Cross-Trading” Procedures adopted by the Trust’s Board of Trustees. These procedures have been designed to ensure that any cross-trade of securities by the respective Miller Funds from or to another fund that is or could be considered an affiliate of the Miller Funds under certain limited circumstances by virtue of having a common investment adviser, common Officer, or common Trustee complies with Rule 17a-7 of the 1940 Act. Further, as defined under these procedures, each cross-trade is effected at the current market price to save costs where allowed. For the six months ended April 30, 2016, the Miller Funds did not engaged in any cross-trades.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

Miller Funds
DISCLOSURE OF FUND EXPENSES (Unaudited)
April 30, 2016

As a shareholder of the Funds you incur ongoing costs, including management fees, distribution and/or service (12b-1 fees) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs.

This example is based on an investment of $1,000 invested for the period of time as indicated in the table below.

Actual Expenses: The first line of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during the period.

Hypothetical Examples for Comparison Purposes: The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs which may be applicable to your account. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning		Annualized	Expenses Paid During the
	Account	Ending Account	Expense	Period
	Value (11/1/15)	Value (4/30/16)	Ratio	(11/1/15 to 4/30/16)
Actual *
Miller Convertible Bond Fund
Class A	$1,000.00	$997.40	1.46%	$ 7.25
Class I	$1,000.00	$999.40	0.96%	$ 4.77
Class C	$1,000.00	$994.00	1.96%	$ 9.72
Miller Convertible Plus Fund
Class A	$1,000.00	$998.40	3.20%	$15.90
Class I	$1,000.00	$999.50	2.95%	$14.67
Class C	$1,000.00	$994.40	3.95%	$19.59
Miller Intermediate Bond Fund
Class A	$1,000.00	$1,012.70	1.50%	$ 7.51
Class I	$1,000.00	$1,014.00	1.25%	$ 6.26
Class C	$1,000.00	$1,008.80	2.25%	$11.24
Hypothetical (5% return before expenses) *
Miller Convertible Bond Fund
Class A	$1,000.00	$1,017.60	1.46%	$ 7.32
Class I	$1,000.00	$1,020.09	0.96%	$ 4.82
Class C	$1,000.00	$1,015.12	1.96%	$ 9.82
Miller Convertible Plus Fund
Class A	$1,000.00	$1,008.95	3.20%	$15.98
Class I	$1,000.00	$1,010.19	2.95%	$14.74
Class C	$1,000.00	$1,005.22	3.95%	$19.69
Miller Intermediate Bond Fund
Class A	$1,000.00	$1,017.40	1.50%	$ 7.52
Class I	$1,000.00	$1,018.65	1.25%	$ 6.27
Class C	$1,000.00	$1,013.67	2.25%	$11.26

*	Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the six month period ended April 30, 2016 (182) divided by the number of days in the fiscal year (366).

PRIVACY notice

FACTS	WHAT DOES MILLER INVESTMENT TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:

	■	Social Security number	■	Purchase History

	■	Assets	■	Account Balances

	■	Retirement Assets	■	Account Transactions

	■	Transaction History	■	Wire Transfer Instructions

	■	Checking Account Information

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Miller Investment Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Miller Investment Trust share?	Can you limit this sharing?
For our everyday business purposes – such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes – information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – information about your creditworthiness	No	We don’t share
For non-affiliates to market to you	No	We don’t share

Questions?	Call 1-877-441-4434

Who we are
Who is providing this notice?	Miller Investment Trust
What we do
How does Miller Investment Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Miller Investment Trust collect my personal information?

We collect your personal information, for example, when you

■    Open an account

■    Provide account information

■    Give us your contact information

■    Make deposits or withdrawals from your account

■    Make a wire transfer

■    Tell us where to send the money

■    Tells us who receives the money

■    Show your government-issued ID

■    Show your driver’s license

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■     Sharing for affiliates’ everyday business purposes – information about your creditworthiness

■      Affiliates from using your information to market to you

■      Sharing for non-affiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ■ Miller Investment Trust does not share with our affiliates.
Non-affiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies ■ Miller Investment Trust does not share with non-affiliates so they can market you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Miller Investment Trust does not jointly market.

MILLER FUNDS

Advisor	Wellesley Investment Advisors, Inc.
The Wellesley Office Park
20 William Street
Wellesley, MA 02481

Distributor	Northern Lights Distributors, LLC
17605 Wright Street
Omaha, NE 68130

Legal Counsel	Thompson Hine LLP
41 South High Street – Suite 1700
Columbus, OH 43215

Transfer Agent	Gemini Fund Services, LLC
17605 Wright Street
Omaha, NE 68130

Custodian	Bank of New York Mellon Corp.
101 Barclay Street
New York, NY 10286

How to Obtain Proxy Voting Information

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ending June 30th, as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling toll-free 1-877-441-4434 or by referring to the Security and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-441-4434.

Miller Funds • 17605 Wright St. • Suite 2 • Omaha, NE 68130
1-877-441-4434

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments.

(a)	Schedule of investments in securities of unaffiliated issuers is included under Item 1.
(b)	Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the President and Treasurer has concluded that disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Miller Investment Trust

By (Signature and Title)

/s/Greg Miller

Greg Miller, Principal Executive Officer/President and Principal Financial Officer/Treasurer

Date 6/24/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/Greg Miller

Greg Miller, Principal Executive Officer/President and Principal Financial Officer/Treasurer

Date 6/24/16